Lease Obligations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Interest expense relating to lease obligations	$ 180	$ 302
Total cash outflow relating to lease obligations	$ 1,700	$ 1,900